Related Party Transactions - Summary of Financial Statement Impacts of all Transactions with Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue	$ 2,414,000,000	$ 2,343,000,000
Purchases	0	0
Accounts receivable	0	0
Roska DBO [member]
Disclosure of transactions between related parties [line items]
Revenue	$ 2,000,000	$ 2,000,000